Deferred revenue and deferred platform commission fees - Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Assets
Balance at the beginning	$ 37,122	$ 13,674
Deferred during the year	101,877	42,176
Released to profit or loss	(49,437)	(18,728)
Balance at the end	$ 89,562	$ 37,122